WARRANTS (Details) - Warrants [member] - $ / shares	2 Months Ended	9 Months Ended	12 Months Ended			14 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Number of Warrants outstanding at beginning		31,770,249	33,510,696	56,919,787	44,158,331	33,510,696
Weighted Average Exercise Price, Warrants outstanding at beginning		$ 0.29	$ 0.28	$ 0.22	$ 0.33	$ 0.28
Conversion to common shares pursuant to the December Convertible Debentures		(6,716,499)
Weighted Average Exercise Price, Conversion to common shares pursuant to the December Convertible Debentures		$ 0.25
Conversion to common shares pursuant to the July Convertible Debentures		(13,737,500)
Weighted Average Exercise Price, Conversion to common shares pursuant to the July Convertible Debentures		$ 0.28
Conversion to common shares pursuant to the August Convertible Debentures		(2,816,250)
Weighted Average Exercise Price, Conversion to common shares pursuant to the August Convertible Debentures		$ 0.28
Warrants Issued pursuant to private placement					8,200,000
Weighted Average Exercise Price,Issued pursuant to private placement					$ 0.20
Warrants Issued pursuant to the Offering					23,162,579
Weighted Average Exercise Price,Issued pursuant to the Offering					$ 0.30
Expiration of broker warrants					(757,125)
Weighted Average Exercise Price, Expiration of broker warrants					$ (0.44)
Expiration of warrants					(17,843,998)
Weighted Average Exercise Price, Expiration of warrants					$ 0.55
Expiration of warrants pursuant to convertible debt deemed re-issuance				(8,409,091)
Weighted Average Exercise Price, Expiration of warrants pursuant to convertible debt deemed re-issuance				$ 0.16
Expiration of warrants issued pursuant to private placement to PBIC				(15,000,000)
Weighted Average Exercise Price, Expiration of warrants issued pursuant to private placement to PBIC				$ 0.13
Issuance pursuant to the December Convertible Debentures (Note 11.1)						6,716,499
Weighted Average Exercise Price, Issuance pursuant to the December Convertible Debentures (Note 11.1)						$ 0.25
Issuance pursuant to the July Convertible Debentures (Note 11.2)						13,737,500
Weighted Average Exercise Price, Issuance pursuant to the July Convertible Debentures (Note 11.2)						$ 0.28
Issuance pursuant to the August Convertible Debentures (Note 11.2.1)						2,816,250
Weighted Average Exercise Price, Issuance pursuant to the August Convertible Debentures (Note 11.2.1)						$ 0.28
Issued pursuant to the Consulting Agreement with Goodness Growth (Note 13.2)	8,500,000		8,500,000			8,500,000
Weighted Average Exercise Price, Issued pursuant to the Consulting Agreement with Goodness Growth (Note 13.2)						$ 0.33
Expiration of warrants pursuant to Feb 2021 subscription						(8,200,000)
Weighted Average Exercise Price, Expiration of warrants pursuant to Feb 2021 subscription						$ 0.20
Expiration of warrants pursuant to the Offering (Special warrant issue)						(23,162,579)
Weighted Average Exercise Price, Expiration of warrants pursuant to the Offering (Special warrant issue)						$ 0.30
Expiration of warrants pursuant to terminate purchase agreement						(2,148,117)
Weighted Average Exercise Price, Expiration of warrants pursuant to terminate purchase agreement						$ 0.44
Number of Warrants outstanding at ending	31,770,249	8,500,000		33,510,696	56,919,787	31,770,249
Weighted Average Exercise Price, Warrants outstanding at ending	$ 0.29	$ 0.23		$ 0.28	$ 0.22	$ 0.29